As filed with the Securities and Exchange Commission on November 21, 2017.

Registration Statement File No. 333-50410

Registration Statement File No. 811-08075

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.

☒    Post-Effective Amendment No. 28

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

☒    Amendment No. 167

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Life Separate Account I

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number, including Area Code)

John E. Deitelbaum

Senior Vice President and Deputy General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:    Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	On December 13, 2017 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a) of Rule 485.

☐	On pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PARTS A AND B

INFORMATION REQUIRED IN A PROSPECTUS

AND INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

The Prospectus and the Statement of Additional Information, each dated May 1, 2017, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 28 by reference to Registrant’s filings under Rule 485(b), Post-Effective Amendment No. 27, File No. 333-50410, as filed on April 26, 2017 and under Rule 497(e) as filed on June 29, 2017.

PART C

OTHER INFORMATION

Item 26.	Exhibits

Exhibit (a)	Resolution of the Board of Directors of Massachusetts Mutual Life Insurance Company, establishing the Separate Account – Incorporated by reference to Initial Registration Statement File No. 333-22557 filed February 28, 1997

Exhibit (b)	Not Applicable

Exhibit (c)	i.		Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Initial Registration Statement File No. 333-202684 filed March 12, 2015

	ii.		Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

	iii.		Template for Insurance Product Distribution Agreement (version 9/2014) MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

Exhibit (d)	i.		Form of Flexible Premium Adjustable Variable Life Insurance Policy – Incorporated by reference to Initial Registration Statement File No. 333-50410 filed November 21, 2000

	ii.		Form of Accelerated Death Benefit Rider – Incorporated by reference to Initial Registration Statement File No. 333-50410 filed November 21, 2000

	iii.		Form of Additional Insurance Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-50410 filed February 27, 2001

	iv.		Form of Disability Benefit Rider – Incorporated by reference to Initial Registration Statement File No. 333-50410 filed November 21, 2000

	v.		Form of Guaranteed Insurability Rider – Incorporated by reference to Initial Registration Statement File No. 333-50410 filed November 21, 2000

	vi.		Form of Other Insured Rider – Incorporated by reference to Initial Registration Statement File No. 333-50410 filed November 21, 2000

	vii.		Form of Substitute of Insured Rider – Incorporated by reference to Initial Registration Statement File No. 333-50410 filed November 21, 2000

	viii.		Form of Waiver of Monthly Charges Rider – Incorporated by reference to Initial Registration Statement File No. 333-50410 filed November 21, 2000

Exhibit (e)	Form of Individual and Survivorship Life Insurance Application (rev 8/07) – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

Exhibit (f)	i.		Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-50410 filed November 24, 2008

	ii.		By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

Exhibit (g)	Reinsurance Contracts

	i.		BMA/Generali

		à	Automatic YRT Agreement (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company) effective May 1, 2001 and amendments dated May 1, 2001, May 1, 2001, May 1, 2001, June 1, 2002, October 9, 2003, March 19, 2004, September 1, 2006, July 1, 2008, December 31, 2008, and August 1, 2009

– Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-50410 filed April 25, 2012

– Amendments effective January 1, 2012 and July 30, 2012 – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-50410 filed April 24, 2013

– Amendment effective May 1, 2001 – Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

	ii.		Munich American Reassurance Company

		à	Automatic YRT Agreement (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company) dated May 1, 2001 and amendments dated May 1, 2001, May 1, 2001, May 1, 2001, June 1, 2002, March 19, 2004, July 1, 2006, September 1, 2006, July 1, 2008, December 31, 2008, and January 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

– Amendment dated August 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-150916 filed April 26, 2011

– Amendments effective May 1, 2001 and July 30, 2012 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-150916 filed April 23, 2013

– Amendment effective May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

iii.	RGA Reinsurance Company/Allianz

à	Automatic YRT Agreement (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance
Company and MML Bay State Life Insurance Company) effective May 1, 2001 and amendments dated
May 1, 2001, May 1, 2001, May 1, 2001, May 1, 2001, January 1, 2002, June 1, 2002, March 19, 2004,
June 1, 2004, July 1, 2004, December 31, 2005, January 1, 2006, September 1, 2006, and January 1,
2009 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File
No. 333-50410 filed April 26, 2011

– Amendment dated August 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-150916 filed April 26, 2011

–  RGA Reinsurance Company/Allianz amendments effective January 1, 2012 and July 30, 2012 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-150916 filed April 23, 2013

– Amendment effective May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

–  Amendment effective August 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410, under RGA Reinsurance Company/Allianz Reinsurance Agreement Amendments) filed April 28, 2014

iv.	RGA Reinsurance Company

	à	Automatic YRT Agreement (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company) effective May 1, 2001 and amendments dated May 1, 2001, May 1, 2001, June 1, 2002, March 19, 2004, January 1, 2006, January 1, 2006, July 1, 2008, and December 31, 2008 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

– Amendment dated August 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-150916 filed April 26, 2011

–  Amendments dated May 1, 2001, September 1, 2006, and January 1, 2009 – Incorporated by reference to this Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410, under RGA Reinsurance Company/Allianz Reinsurance Agreement Amendments) filed April 26, 2011

–  RGA Reinsurance Company/Allianz amendments effective January 1, 2012 and July 30, 2012 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-150916 filed April 23, 2013

– Amendment effective May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

– Amendment effective August 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

v.	SLD

	à	Automatic YRT Agreement (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company) effective May 1, 2001 and amendments dated May 1, 2001, May 1, 2001, June 1, 2002, November 20, 2003, March 19, 2004, January 19, 2005, June 20, 2005, September 1, 2006, January 1, 2009 and August 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

– Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No.22 to Registration Statement File No. 333-50410 filed April 25, 2012

– Amendments Nos. 2 and 3 effective May 1, 2003 and June 5, 2007 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

– Amendments effective January 1, 2012 and July 30, 2012 – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-50410 filed April 24, 2013

– Amendment effective May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

vi.	Scottish Re (U.S.) Inc.

	à	Automatic YRT Agreement (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company) dated January 19, 2005 and amendments dated January 19, 2005, January 19, 2005, January 19, 2005, September 1, 2006, July 1, 2008, January 1, 2009 and August 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

– Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-65887 filed April 25, 2012

– Amendments effective January 1, 2012 and July 30, 2012 – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-50410 filed April 24, 2013

vii.	Swiss Re Life & Health America Inc.

	1.	Automatic YRT Agreement (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company) effective May 1, 2001 and amendments dated May 1, 2001, May 1, 2001, May 1, 2001, June 1, 2002, March 19, 2004, September 1, 2006, July 1, 2008, December 31, 2008, and January 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

– Amendment dated August 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-150916 filed April 26, 2011

– Amendment effective May 1, 2001 and July 30, 2012 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-150916 filed April 23, 2013

– Amendments effective January 1, 2012 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

	2.	MM Modified Coinsurance Agreement (Massachusetts Mutual Life Insurance Company and Swiss Re Life & Health America Inc.) dated December 29, 2016 * (Portions of this exhibit have been omitted pursuant to a request for confidential treatment filed with the SEC on November 21, 2017)

Exhibit (h)	i.	Participation, Selling, Servicing Agreements:

		a.	AIM Funds (Invesco Funds)

1.  Participation Agreement dated April 30, 2004 with revised Schedule A as of July 6, 2005 (AIM Variable Insurance Funds, A I M Distributors, Inc., and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendment No. 1 effective as of July 1, 2008 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendment Nos. 2 and 3 effective April 30, 2010 and May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

2.  Financial Support Agreement dated October 1, 2016 (Invesco Distributors, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

3.  Administrative Services Agreement dated October 1, 2016 (Invesco Advisers, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

		b.	American Century Funds

1.  Shareholder Services Agreement dated as of May 14, 1998 (American Century Investment Management, Inc., Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

•        Amendments Nos. 1, 2, 3 and 4 dated and effective as of May 1, 1999, September 1, 1999, January 1, 2000 and August 1, 2003 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Amendment No. 5 effective as of November 1, 2008 – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-50410 filed April 28, 2009

• Amendment No. 6 effective as of March 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

• Amendment No. 7 effective July 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

		c.	American Funds® Funds

1.  Participation Agreement dated as of March 7, 2003 (American Funds Insurance Series, Capital Research and Management Company, and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

• Amendment No. 2 dated as of May 1, 2006 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Amendment No. 3 dated as of April 30, 2010 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

2.  Business Agreement dated March 7, 2003 (Massachusetts Mutual Life Insurance Company, MML Distributors, LLC, American Funds Distributors, Inc. and Capital Research and Management Company) – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

• First amendment effective May 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

• Second amendment dated as of September 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement File No. 333-50410 filed April 28, 2015

		d.	Deutscshe Funds

1.  Participation Agreement made as of September 1, 1999 (BT Insurance Funds Trust, Bankers Trust Company, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-50410 filed April 25, 2012

• Amendments No. 1 and 2 dated February 1, 2000 and January 16, 2001 – Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-50410 filed April 25, 2012

•        Amendments Nos. 3, 4, 5, and 6 dated April 24, 2001, January 16, 2001, August 1, 2004 and October 1, 2006 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Amendment No. 7 dated July 12, 2010 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

		e.	Fidelity Funds

1.  Form of Amended and Restated Participation Agreement dated May 22, 2017 (Fidelity® Variable Insurance Products Fund, Fidelity® Variable Insurance Products Fund II, Fidelity® Variable Insurance Products Fund III, Fidelity® Variable Insurance Products Fund IV, Fidelity® Variable Insurance Products Fund V, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

•   Form of First Amendment dated May 22, 2017 to the Amended and Restated Participation Agreement – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

2.  Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

3.  Service Contract dated January 1, 2004 (MML Investors Services, LLC, MML Strategic Distributors, LLC, and MML Distributors, LLC). Incorporated by reference to Pre-Effective Amendment No.2 to Registration Statement File No. 333-215823 filed June 14, 2017.

• First Amendment dated October 1, 2008. Incorporated by reference to Pre-Effective Amendment No.2 to Registration Statement File No. 333-215823 filed June 14, 2017.

• Form of Second Amendment dated May 22, 2017. Incorporated by reference to Pre-Effective Amendment No.2 to Registration Statement File No. 333-215823 filed June 14, 2017.

4. Service Agreement dated October 1, 1999. Incorporated by reference to Pre-Effective Amendment No.2 to Registration Statement File No. 333-215823 filed June 14, 2017.

• Form of Amendment dated May 22, 2017. Incorporated by reference to Pre-Effective Amendment No.2 to Registration Statement File No. 333-215823 filed June 14, 2017.

f.	Franklin Templeton Funds

1.  Participation Agreement dated as of May 1, 2000 (Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-50410 filed April 24, 2013

• Amendment effective April 15, 2001 – Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-50410 filed April 25, 2012

• Amendments Nos. 2 and 3 effective May 1, 2003 and June 5, 2007 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Amendment No. 4 dated October 25, 2010 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

•        Addendum to Participation Agreement (and MML Distributors, LLC) effective as of March 20, 2012 – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File
No. 333-50410 filed April 24, 2013

• Amendment effective as of January 15, 2013 – Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

• Amendment No. 6 executed as of August 6, 2014 – Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement File No. 333-50410 filed April 28, 2015

• Amendment No. 7 dated October 14, 2016 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

2.  Administrative Services Agreement dated May 2, 2002 (Franklin Templeton Services, LLC, Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

• Amendment No. 1 dated August 10, 2005 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

• Amendment No. 2 dated December 28, 2007 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

• Amendment No. 3 dated October 14, 2016 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

g.	Goldman Sachs Funds

1.  Participation Agreement dated October 23, 1998 (Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-65887 filed April 24, 2013

•        Amendment effective November 1, 1999 and Amendments Nos. 2, 3 and 4 effective May 1, 2000, April 15, 2001 and May 1, 2003 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on File No. 333-50410 filed April 25, 2008

• Amendment No. 5 effective April 6, 2011 – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on File No. 333-65887 filed April 25, 2012

• Amendment No. 6 dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-65887 filed April 26, 2017

h.	Janus Aspen Funds (Institutional)

1. Participation Agreement dated August 30, 1999 (Janus Aspen Series and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-65887 filed April 26, 2011

• Amendment effective April 15, 2001 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Amendment dated and effective May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-65887 filed April 25, 2012

i.	Janus Aspen Funds (Service)

1.  Participation Agreement dated March 14, 2002 (Massachusetts Mutual Life Insurance Company and Janus Aspen Series) – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

• Amendments Nos. 1 and 2 effective April 1, 2003 and August 1, 2004 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

• Amendment No. 3 effective May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-50410 filed April 25, 2012

2.  Distribution and Shareholder Services Agreement dated as of March 14, 2002 (Janus Distributors, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

j.	MFS® Funds

1.  Amended and Restated Participation Agreement dated October 1, 2016 (MFS® Variable Insurance Trust, MFS® Variable Insurance Trust II, MFS® Variable Insurance Trust III, MFS® Fund Distributors, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

2.  Shareholder Services Letter Agreement (re Administrative Services) dated October 1, 2016 (MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, MFS Fund Distributors, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

k.	MML Funds

1.  Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company)– Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement File No. 002-39334 filed August 22, 2007

• First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Second Amendment dated as of August 26, 2008 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Third Amendment dated April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

• Fifth Amendment dated August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement File No. 002-39334 filed March 1, 2013

• Sixth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Seventh Amendment dated August 11, 2015 – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

	l.	MML II Funds

1.  Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-122804 filed April 30, 2008

• First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Second Amendment dated as of August 26, 2008 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Third Amendment dated as of April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-122804 filed March 2, 2011

• Fifth Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

•        Sixth and Seventh Amendments dated and effective August 28, 2012 and November 12, 2012 – Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File
No. 333- 122804 filed March 1, 2013

• Eighth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Ninth Amendment dated August 11, 2015 – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

	m.	Oppenheimer Funds

1.  Participation Agreement, entered into as of May 1, 2006 and executed on November 20, 2007, (Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Amendment No. 1 effective April 3, 2008 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed April 28, 2009

• Amendment No. 2 effective June 8, 2009 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Amendment No. 3 effective October 13, 2010 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

• Amendment No. 4 dated April 1, 2014 – Incorporated by reference to Post- Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

	n.	T. Rowe Price Funds

1.  Participation Agreement dated as of June 1, 1998 (T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333- 22557 filed April 25, 2012

•        Amendments effective December 15, 1999 (T. Rowe Price Fixed Income Series, Inc., becomes a party), May 1, 2006, and January 7, 2008 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Amendment effective March 21, 2013 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

• Amendment effective September 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

ii.	Shareholder Information Agreements (Rule 22c-2 Agreements)

	a.	AIM Variable Insurance Funds effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

	b.	American Century Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

	c.	American Funds Service Company (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) effective October 16, 2007 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

• Amendment No. 1 dated August 22, 2008 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-50410 filed November 24, 2008

		d.	DWS Scudder Distributors, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

e.

Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

f.

Franklin/Templeton Distributors, Inc. effective April 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

g.

Goldman Sachs & Co. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

h.

Janus Aspen Series effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

i.

MFS® Fund Distributors, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

j.

MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

k.

MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

l.

OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

		m.	T. Rowe Price Services, Inc., T. Rowe Price Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

•        Amendment dated as of March 1, 2017 (T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series, Inc. are each made a party to the agreement) – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

Exhibit (i)	Not Applicable

Exhibit (j)	Not Applicable

Exhibit (k)	Opinion and Consent of Counsel as to the legality of the securities being registered – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-50410 filed April 27, 2010

Exhibit (l)	Not Applicable

Exhibit (m)	Not Applicable

Exhibit (n)	i.	Auditor Consents:

• Company Financial Statements *
• Separate Account Financial Statements *

	ii.	Powers of Attorney for:

		• Roger W. Crandall	• Isabella D. Goren
		• Karen H. Bechtel	• Jeffrey H. Leiden
		• Mark T. Bertolini	• Laura J. Sen
		• Karen A. Corbet	• William T. Spitz
		• James H. DeGraffenreidt, Jr.	• H. Todd Stitzer
		• Robert A. Essner	• Elizabeth A. Ward

– Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

	iii.	Power of Attorney for:

• Sean Newth*

Exhibit (o)	Not Applicable

Exhibit (p)	Not Applicable

Exhibit (q)

SEC Procedures Memorandum dated April 24, 2017, describing Massachusetts Mutual Life Insurance Company issuance, transfer, and redemption procedures for the Policy – Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

*	filed herewith

Item 27.	Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, Director, Chairman 1295 State Street B101 Springfield, MA 01111	Kathleen A. Corbet, Lead Director 49 Cross Ridge Road New Canaan, CT 06840	Karen Bechtel, Director 100 South Point Drive, Apt 3604 Miami, FL 33139
Mark T. Bertolini, Director 151 Farmington Avenue Hartford, CT 06156	James H. DeGraffenreidt, Jr., Director 1340 Smith Avenue Suite 200 Baltimore, MD 21209	Robert A. Essner, Director 1301 Westway Drive Sarasota, FL 34236
Isabella D. Goren, Director 16228 Shadybank Drive Dallas, TX 7524	Jeffrey M. Leiden, Director 50 Northern Avenue Boston, MA 02210	Marc Racicot, Director 28013 Swan Cove Drive Bigfork, MT 59911
Laura J. Sen, Director 95 Pembroke Street, Unit 1 Boston, MA 02118	William T. Spitz, Director 16 Wynstone Nashville, TN 37215	H. Todd Stitzer, Director 1312 Casey Key Road Nokomis, FL 34275

Officers of Massachusetts Mutual Life Insurance Company

Todd G. Picken, Corporate Vice President and Treasurer 1295 State Street Springfield, MA 01111	Melvin T. Corbett, Executive Vice President and Chief Investment Officer 1295 State Street Springfield, MA 01111
Roger W. Crandall, President and Chief Executive Officer (principal executive officer) 1295 State Street B101 Springfield, MA 01111	Pia Flanagan, Vice President, Corporate Secretary & Chief of Staff 1295 State Street Springfield, MA 01111
Michael J. O’Connor, Senior Vice President and General Counsel 1295 State Street Springfield, MA 01111	Mark Roellig, Executive Vice President, Head of Technology and Administration 1295 State Street Springfield, MA 01111

Elizabeth A. Ward, Executive Vice President, Chief Financial Officer and Chief Actuary 1295 State Street Springfield, MA 01111	Susan Cicco, Senior Vice President, Chief Human Resource Officer 1295 State Street Springfield, MA 01111

Michael Fanning, Executive Vice President - MassMutual U.S. 1295 State Street Springfield, MA 01111	Gareth F. Ross, Senior Vice President -Chief Customer Officer 1295 State Street Springfield, MA 01111

Sean Newth, Chief Accounting Officer and Corporate Controller 1295 State Street Springfield, MA 01111	Geoff Craddock, Chief Risk Officer 1295 State Street Springfield, MA 01111

Item 28.	Persons Controlled by or Under Common Control with the Depositor or the Registrant

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

ORGANIZATIONAL SUMMARY

I.	DIRECT SUBSIDIARIES OF MASSMUTUAL - MassMutual is the sole
owner of each subsidiary unless otherwise indicated.

A.	C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation which operates as a life and health insurance company.

1.	MML Bay State Life Insurance Company (April 1, 1935), a Connecticut corporation which operates as a life and health insurance company.

2.	CML Mezzanine Investor, LLC (October 18, 2005), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.

3.	CML Mezzanine Investor L, LLC (November 5, 2008), a Delaware limited liability company that holds a portion of the investment interests in a mezzanine fund.

4.	CML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.

5.	CML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company that holds a portion of the limited partner interest in a European investment fund.

B.	MML Distributors, LLC (November 10, 1994), a Connecticut limited liability company which operates as a securities broker-dealer. (MassMutual – 99% and MassMutual Holding LLC – 1%.)

C.	MassMutual Holding LLC (November 30, 1984), a Delaware limited liability company which operates as a holding company for certain MassMutual entities.

MassMutual Holding LLC is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1.	MML Investors Services, LLC (December 31, 1981), a Massachusetts limited liability company which operates as a securities broker-dealer and federally covered investment advisor.

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a.	MML Insurance Agency, LLC (November 16, 1990), a Massachusetts limited liability company which operates as an insurance broker.

b.	MMLISI Financial Alliances, LLC, (June 27, 2001) a Delaware limited liability company which is a federally covered investment adviser and licensed insurance agency.

2.	MassMutual Assignment Company (October 4, 2000), a North Carolina corporation which operated a structured settlement business.

3.	MassMutual Capital Partners LLC (September 20, 2006), a Delaware single-member limited liability company. MassMutual Holding LLC is the sole member.

4.	First Mercantile Trust Company (November 26, 1957), a Tennessee trust company engaged in the business of providing retirement plan investment management and recordkeeping products and services to businesses and individuals.

5.	Society of Grownups, LLC (April 15, 2014), a Massachusetts limited liability company.

6.	MassMutual Ventures LLC (June 10, 2014), a Delaware limited liability company.

7.	Haven Life Insurance Agency, LLC (March 17, 2014), a Delaware limited liability company that engages in insurance agency activities.

8.	MM Rothesay Holdco US LLC (September 24, 2013), a Delaware limited liability company that holds shares in Rothesay Holdco UK Limited.

9.	Fern Street LLC (April 11, 2013), a Delaware limited liability company.

10.	MM Asset Management Holding LLC, a Delaware limited liability company that acts as a holding company for certain asset managers.

a.	Barings LLC (July 5, 1940), a Delaware limited liability company which operates as an investment adviser.

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1.)	Barings Securities LLC (July 1, 1994), a Delaware limited liability company which operates as a securities broker-dealer.

2.)	Barings Australia Holding Company Pty Ltd (October 12, 2009), an operating company that employs five or more mezzanine debt portfolio managers.

a.)	Barings Australia Pty Ltd (October 16, 2009), an asset manager for Australian institutional investors.

3.)	Barings Guernsey Limited, an investment management company organized under the laws of Guernsey.

a.)	Barings Europe Limited, a company organized under the laws of England and Wales.

b.)	Barings (U.K.) Limited, an institutional debt-fund manager organized under the laws of England and Wales.

i.	Barings Global Advisers Limited (May 5, 2011), a company organized under the laws of England and Wales that operates as an institutional debt fund manager.

4.)	Barings Real Estate Advisers, Inc., a Delaware corporation that holds a “corporation” real estate license.

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5.)	Barings Multifamily Capital Holdings LLC (August 7, 2013), a Delaware limited liability company, the parent and holding company of ACRE Capital LLC.

a.)	Barings Multifamily Capital LLC, a Michigan limited liability company that originates and services multifamily, senior housing and healthcare facility loans by utilizing programs overseen by governmental agencies and government-sponsored entities.

i.	Barings Multifamily Capital Corporation (October 19, 2015), a Delaware corporation licensed by the California Bureau of Real Estate for loan brokerage and related services.

6.)	Barings Real Estate UK Holdings Limited (November 13, 2009), a holding company incorporated under the laws of England and Wales.

a.)	Barings Real Estate Advisers (Continental Europe) Limited, a special purpose holding company.

b.)	Barings Real Estate Advisers Europe LLP, a London-based real estate investment management company. (99% owned by Barings Real Estate UK Holdings Limited and 1% owned by Barings Real Estate Advisers (Continental Europe) Limited.)

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c.)	Barings Real Estate Advisers Europe Finance LLP, a London-based real estate investment management company. (99% owned by Barings Real Estate UK Holdings Limited and 1% owned by Barings Real Estate Advisers (Continental Europe) Limited.)

d.)	Barings Real Estate Advisers GmbH (January 8, 2014), a German limited liability company that provides transaction and asset management services for all types of real estate and retail property, in addition to development and refurbishment services for office, retail, industrial and residential assets.

e.)	BREAE AIFM LLP, a UK limited liability partnership. (99% owned by Barings Real Estate UK Holdings Limited and 1% owned by Barings Real Estate Advisers (Continental Europe Limited).

7.)	Barings Finance LLC (December 12, 2012), a Delaware limited liability company formed to invest in securities of U.S. middle market companies.

a.)	BCF Europe Funding Limited (August 27, 2013), a company formed in the Republic of Ireland to invest in securities.

b.)	BCF Senior Funding I LLC (August 28, 2013), a limited liability company formed under the laws of the State of Delaware to invest in securities.

c.)	BCF Senior Funding I Designated Activity Company (January 20, 2016), a company formed in the Republic of Ireland to invest in securities.

8.)	Baring Asset Management (Asia) Holdings Limited (June 7, 1985), an intermediate holding company organized in Hong Kong.

a.)	Baring Asset Management (Australia) Pty Limited (June 6, 1986), an investment adviser under the laws of Australia.

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b.)	Barings Japan Limited (January 13, 1986), a company organized in Japan that is registered as a Financial Business Operator (Registration No. 396-KLFB) for Type II Financial Instruments Business, Investment Advisory and Agency Business, and Investment Management Business with the Financial Services Agency in Japan under the Financial Instruments and Exchange Act (Act No. 25 of 1948).

c.)	Baring International Fund Managers (Bermuda) Limited (September 13, 1988), a company incorporated under the laws of Bermuda under that acts as a trustee of Baring Korea Trust Fund Ltd.’s undistributed funds.

d.)	Baring SICE (Taiwan) Limited (March 15, 1990), a regulated company organized in Taiwan.

e.)	Barings Investment Advisers (Hong Kong) Limited (January 23, 2008), a Hong Kong company that is applying to become a Hong Kong licensed investment firm regulated by the Securities and Futures Commission.

f.)	Baring Asset Management (Asia) Limited (March 15, 1985), a company organized in Hong Kong that acts as an investment adviser.

i.	Baring Asset Management Korea Limited, a regulated Korean company that engages in the business of asset management, business administration and investment advisory services.

9.)	MassMutual Baring Holding LLC (October 14, 2005), a Delaware limited liability company that acts as a holding company for certain MassMutual subsidiaries.

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a.)	Baring North America LLC (formerly known as Baring Asset Management LLC) (September 28, 1967), a Massachusetts limited liability company that provides client services to investors.

b.)	MassMutual Holdings (Bermuda) Limited, a Bermuda company that acts as a holding company for certain MassMutual subsidiaries.

i.	Baring Asset Management Limited (April 6, 1994), a company incorporated under the laws of England and Wales that acts an investment manager/adviser.

aa. Baring Fund Managers Limited (October 29, 1968), a company incorporated under the laws of England and Wales that acts as a manager of BAM UK Collective Investment Schemes.

bb. Baring International Investment Limited (June 7, 1979), a company incorporated under the laws of England and Wales that acts as an investment manager/adviser.

cc. Baring Pension Trustees Limited, a company organized under the laws of England and Wales that acts as a trustee for the pension scheme covering UK-based employees of Baring Asset Management Limited.

dd. Baring Investment Services Limited (May 18, 1988), a company incorporated under the laws of England and Wales that acts as a service company which supports all the BAM Group operating companies within the UK.

ee. Baring International Investment Management Holdings (November 12, 1985), a company incorporated under the laws of England and Wales that acts as an

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intermediate holding company.

i. Baring Asset Management UK Holdings Limited (October 25, 1983), a company incorporated under the laws of England and Wales that acts as an intermediate holding company.

aaa.) Baring Asset Management GmbH (February 21, 2000), a company incorporated under the laws of Germany that provides marketing and client services regarding investment funds and other asset management products of the BAM group.

bbb.) Baring Asset Management Switzerland Sàrl (December 18, 2013), an operating company established under the laws of Switzerland.

ccc.) Baring France SAS Baring France SAS (July 24,1997), a company incorporated under the laws of France that handles distribution and client services for qualified investors.

ddd.) Baring International Fund Managers (Ireland) Limited (July 16, 1990), a company incorporated under the laws of Ireland that acts as a manager of BAM Irish Collective Investment Schemes and Funds.

b.	Oppenheimer Acquisition Corp. (June 21, 1990), a Delaware corporation which operates as a holding company for the OppenheimerFunds, Inc., Tremont Group Holdings, LLC and their respective subsidiaries. (MM Asset Management Holding LLC – 96.958%).

1.)	OppenheimerFunds, Inc. (October 23, 1987), a Colorado corporation which is registered as an investment adviser

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and operates as the sub-adviser to most of the Oppenheimer Funds and Oppenheimer ICAV subfunds. Successor to Oppenheimer Management Corp., a New York corporation (January 25, 1960).

a.)	OFI Global Asset Management, Inc. (May 8, 1978), a Delaware corporation which is registered as an investment adviser and transfer agent and operates as an investment adviser and transfer agent to the Oppenheimer Funds.

b.)	OppenheimerFunds Distributor, Inc. (July 3, 1978), a New York corporation which is registered as a broker-dealer and operates as a broker-dealer and general distributor of the Oppenheimer Funds, Oppenheimer ICAV subfunds and certain 529 College Savings Plans.

c.)	Oppenheimer Real Asset Management, Inc. (December 22, 1988), a Delaware corporation that currently has no operations.

d.)	OFI SteelPath, Inc. (November 20, 2012), a Delaware corporation which is registered as an investment adviser and operates as an investment adviser to certain Oppenheimer funds, private funds and separate accounts that invests in concentrated portfolios of energy infrastructure master limited partnerships.

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e.)	Shareholder Services, Inc. (September 16, 1987), a Colorado corporation doing business as OppenheimerFunds Services which is registered as a transfer agent and operates as a sub-transfer agent to most of the Oppenheimer Funds.

f.)	OFI Private Investments Inc. (March 20, 2000), a New York corporation which is registered as an investment adviser and operates as the Program Manager for certain 529 college savings plans.|

g.)	OFI Advisors, LLC (formerly known as VTL Associates, LLC)(September 27, 2004), a Pennsylvania limited liability company which is registered as an investment adviser and operates as an investment adviser to Oppenheimer’s smart beta ETFs and SMAs.

i.	Index Management Solutions, LLC (October 5, 2009) a Pennsylvania limited liability company that currently has no operations.

h.)	OFI Global Institutional, Inc. (Nov. 20, 2000), a New York corporation which is registered as an investment adviser and provides investment advisory services to individual accounts, pension plans, mutual funds, insurance company separate accounts, private funds, Oppenheimer ICAV subfunds, public funds and corporations.

i.	Trinity Investment Management Corporation (November 1, 1974), a Pennsylvania corporation that currently has no operations.

ii.	OFI Global Trust Company (February 4, 1988), a New York trust company which operates as an investment manager and trustee of collective investment trusts offered to ERISA qualified plans and governmental plans.

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iii.	HarbourView Asset Management Corporation (April 17, 1986), a New York corporation which is registered as an investment adviser and provides investment advisory services to private, structured investment products.

iv.	OFI International, Ltd. (September 1, 2016), a UK private company which is registered with the FCA and operates as a distributor of the Oppenheimer ICAV subfunds.

v.	OC Private Capital, LLC, (October 5, 2017), a Delaware limited liability company which will register as an investment adviser and provide investment products to high net worth investors and advisors in the U.S. market.

vi.	SNW Asset Management Corporation (May 23, 2013), a Delaware corporation which acts as a holding company for Seattle Northwest Asset Management LLC.

aa. Seattle Northwest Asset Management LLC (September 12, 2002), a Washington limited liability company which is registered as an investment adviser and provides investment advisory services to high net worth individuals, municipalities, corporations, credit unions, foundations and other investment advisers.

2.)	Tremont Group Holdings, LLC (June 18, 1987), a Delaware limited liability company which operates as a holding company for the following subsidiaries.

a.)	Tremont (Bermuda), Limited, a Bermuda-based investment manager of Rye Select Broad Market Portfolio Limited.

b.)	Tremont Partners LLC (1984) a Connecticut limited liability company that is a General Partner of Rye Select Broad

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Market Fund LP, the Investment Manager of Rye Select Broad Market Insurance Fund LP and the Sub-Advisor of Rye Select Broad Market Portfolio Limited. All three Rye funds must remain open until all Trustee distributions are completed.

c.)	Tremont GP, LLC, a Delaware limited liability company that is a Managing member of Settlement Agent, LLC and a General Partner of Rye Select Broad Market Insurance Fund LP.

i.	Settlement Agent, LLC, a Delaware limited liability company that acts as a pass through entity which receives distributions from the Madoff Trustee and immediately disburses recoveries to Rye Select Broad Market Fund LP and Rye Select Broad Market Insurance Fund, LP; this entity must remain open until all Trustee distributions are completed.

D.	The MassMutual Trust Company (January 12, 2000), a federally chartered stock savings bank which performs trust services.

E.	MML Private Placement Investment Company I, LLC (May 15, 2007), a Delaware limited liability.

F.	MML Private Equity Fund Investor LLC (December 6, 2006), a Delaware limited liability company that acts as a blocker entity for MassMutual and holds private equity fund investments.

G.	MM Private Equity Intercontinental LLC (September 24, 2013), a Delaware limited liability company that invests in certain private equity funds.

H.	MML Mezzanine Investor, LLC (October 18, 2005), a Delaware limited liability company that acts as a blocker entity for MassMutual.

I.	MML Mezzanine Investor II, LLC (March 13, 2008), a Delaware limited liability company that acts as a blocker entity for MassMutual.

J.	MMC Equipment Finance LLC (January 27, 2007), a Delaware limited liability company established to engage primarily in equipment finance and leasing activities.

1.	MassMutual Asset Finance LLC (formerly known as Winmark Equipment Finance, LLC) is an equipment financing company

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which provides collateralized lending, financing and leasing services nationwide (owned 99.61% by MMC Equipment Finance LLC and .39% by C.M. Life Insurance Company).

a.	MMAF Equipment Finance LLC 2009-A (November 13, 2009), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

b.	MMAF Equipment Finance LLC 2011-A (June 21, 2011), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

K.	Invicta Advisors LLC (April 12, 2006), a Delaware limited liability company that will serve as the management entity of Invicta Credit LLC.

L.	MML Mezzanine Investor L, LLC (November 5, 2008), a Delaware limited liability company that holds a portion of the investment interests in a mezzanine fund.

M.	WP-SC, LLC (March 10, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure. MassMutual holds an 81.39% interest and C.M. Life holds an 18.61% interest.

N.	MSP-SC, LLC (August 4, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

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O.	Country Club Office Plaza LLC (December 4, 2009), a Delaware limited liability company formed to take title to a property. (MassMutual is the managing member with an 88.06% ownership interest and C.M. Life Insurance Company holds an 11.94% ownership interest.)

P.	MML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company that acts as a blocker entity for MassMutual.

Q.	MassMutual External Benefits Group LLC (September 23, 2010), a Delaware limited liability company created to satisfy a professional employer organization’s tax reporting needs.

R.	Jefferies Finance LLC (July 26, 2004), a Delaware commercial finance company which is an arranger and lender of secured and unsecured loans to corporate borrowers and financial sponsors. (MassMutual holds 50% voting ownership interest and Jefferies Group, LLC holds 50% voting ownership interest.)

1.	Apex Credit Partners LLC (October 20, 2014), a Delaware limited liability company which is an investment adviser registered with the SEC as a relying adviser.

2.	JFIN Asset Management LLC (February 1, 2016), a Delaware limited liability company which is an investment adviser registered with the SEC as a relying adviser.

a.	JFAM GP LLC (April 13, 2017), a Delaware limited liability company formed as the holding company for JFAM Loan Fund, LP. JFIN Asset Management LLC is the sole member.

1.)	JFAM GP LP (April 13, 2017), a Delaware partnership formed as the general partner of JFAM Loan Fund, LP. JFAM GP LLC is the general partner, and certain limited partners will be added at fund close.

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a.)	JFAM Loan Fund, LP (April 13, 2017), a Delaware partnership formed for the purpose of investing in senior secured middle market loans, and to be managed by JFIN Asset Management LLC. JFAM GP LP is the general partner, and certain limited partners will be added at fund close.

3.	JFIN Co-Issuer Corporation (March 13, 2013), a Delaware corporation formed for the purpose of acting as a co-issuer of senior unsecured notes and secured term loans of Jefferies Finance LLC.

4.	JFIN Fund III LLC (October 14, 2011), a Delaware limited liability company formed for the purpose of investing in senior secured loans and entering into a warehouse financing through a credit facility with Wells Fargo Bank, N.A.

5.	JFIN High Yield Investments LLC (December 16, 2015), a Delaware limited liability company formed for the purpose of investing in high yield securities.

6.	JFIN LC Fund LLC (February 1, 2016), a Delaware limited liability company formed for the purposes of holding cash collateral and entering into a standby letter of credit fronting facility with Wells Fargo Bank, N.A.

7.	JFIN Revolver CLO Holdings LLC (October 28, 2013) a Delaware limited liability company that acts as a holding company for certain investments in the subordinated notes of revolving credit collaterialized loan obligations managed by Jefferies Finance LLC.

8.	JFIN Europe GP, S.à.r.l. (December 18, 2015), a Luxembourg private limited liability company formed as the general partner of Jefferies Finance Europe, SCSp.

a.	Jefferies Finance Europe, SCSp (March 10, 2016), an alternative investment fund formed as a Luxembourg special limited partnership which was established to arrange and invest in European senior secured loans.

9.	Jefferies Finance Business Credit LLC (August 7, 2013), a Delaware limited liability company that acts as a holding company for JFIN Business Credit Fund I LLC.

a.	JFIN Business Credit Fund I LLC (August 7, 2013), a Delaware limited liability company formed for the purpose of investing in asset based revolving loans and entering into a warehouse financing through a credit facility with Wells Fargo Capital Finance.

S.	MSC Holding Company, LLC (January 18, 2012), a Delaware limited liability company that acts as a holding company for certain MassMutual entities.

1.

MassMutual Holding MSC, Inc. (December 26, 1996), a Massachusetts corporation which operates as a holding company for MassMutual positions in investment entities organized outside of the United States. This subsidiary qualifies as a “Massachusetts Security Corporation” under Chapter 63 of the Massachusetts General Laws. MassMutual Holding MSC, Inc. is the sole owner of each subsidiary or affiliate unless otherwise indicated.

T.	Berkshire Way LLC (June 14 2012), a Delaware limited liability company that was formed to invest in emerging market securities on behalf of MassMutual.

U.	MassMutual Retirement Services, LLC (December 5, 2007), a Delaware limited liability company engaged in the business of providing administrative services to retirement plans.

V.	MML Strategic Distributors, LLC (June 7, 2013), a Delaware limited liability company that is licensed to act as a broker-dealer.

W.	MML Investment Advisers, LLC (September 24, 2013), a Delaware limited liability company which operates as a federally covered investment adviser.

X.	Pioneers Gate LLC (October 27, 2014), a Delaware limited liability company that was formed to invest in asset-backed securities on behalf of MassMutual.

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Y.	MML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company that holds a portion of the limited partner interest in a European investment fund.

Z.	Timberland Forest Holding LLC (October 12, 2015), a Delaware limited liability company that acts as a holding company.

1.	Lyme Adirondack Forest Company, LLC (April 4, 2006), a Delaware limited liability company that acts as a holding company.

a.	Lyme Adirondack Timber Sales, Inc. (July 31, 2006), a New York operating company.

b.	Lyme Adirondack Timberlands I, LLC (August 16, 2006), a Delaware limited liability company that is a property owner.

c.	Lyme Adirondack Timberlands II, LLC (August 16, 2006), a Delaware limited liability company that is a property owner.

AA.	MML Management Corporation (October 14, 1968), a Massachusetts corporation which formerly operated as a manager of properties owned by MassMutual.

1.	MassMutual International Holding MSC, Inc. (January 31, 2001), a Massachusetts corporation.

BB.	MassMutual International LLC (February 19, 1996), a Delaware limited liability company which operates as a holding company for those entities constituting MassMutual’s international insurance operations. MassMutual International LLC is the sole owner of each of the subsidiaries or affiliates listed below unless otherwise indicated.

1.	MassMutual Asia Limited, a corporation organized in Hong Kong which operates as a life insurance company.

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a.)	MassMutual Insurance Consultants Limited, a corporation organized in Hong Kong which operates as a general insurance agent. (MassMutual Asia Limited owns 99.99% and MassMutual Services Limited owns .01%).

b.)	MassMutual Trustees Limited, a corporation organized in Hong Kong which operates as an approved trustee for the mandatory provident funds. (Owned 20% each by MassMutual Asia Limited, MassMutual Services Limited (in trust for MassMutual Asia Ltd.), MassMutual Guardian Limited (in trust for MassMutual Asia Ltd.), Protective Capital (International) Limited and Keng Puang Tay (in trust for MassMutual Asia Ltd.)).

c.)	Protective Capital (International) Limited, a corporation organized in Hong Kong which is a dormant investment company.

d.)	MassMutual Services Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd. – 50%, Protective Capital (International) Limited – 50%.)

e.)	MassMutual Guardian Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd. – 50%, Protective Capital (International) Limited - 50%.)

f.)	MassMutual Asia Investors Ltd., a Hong Kong company that provides investment advisory services. (wholly owned subsidiary of MassMutual Asia Limited).

2.

MassMutual Internacional (Chile) SpA, a corporation organized in the Republic of Chile which operates as a holding company. (MassMutual International LLC – 99.93%; MassMutual Holding LLC - .07%; MassMutual

Holding LLC)

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3.	MassMutual Life Insurance Company, a Japanese corporation which operates as a life insurance company. (MassMutual International LLC – 89.98%; MassMutual Asia Limited – 10.0%; and MassMutual Life Insurance Company - .02%).

CC.	Insurance Road LLC (May 3, 2017), a Delaware limited liability company that acts as a holding company for companies that hold intellectual property assets and invest in a portfolio of private equity assets.

1.	MassMutual Intellectual Property LLC (May 3, 2017), a Delaware limited liability company that will hold certain intellectual property.

2.	MassMutual Trad Private Equity LLC (May 3, 2017), a Delaware limited liability company that will hold and invest in a portfolio of private equity assets

DD.	MassMutual Mortgage Lending LLC (October 30, 2017), a Delaware limited liability company that will invest in commercial mortgage loans.

EE.	MM Copper Hill Road LLC (October 5, 2017), a Delaware limited liability company that has been established to hold certain receivables and to engage in related financing activities.

The following companies are not considered subsidiary companies of Massachusetts Mutual Life Insurance Company (“MassMutual”) however MassMutual or its subsidiaries hold at least 20% ownership of the voting rights or capital of the companies below.

BABSON MEZZANINE REALTY MANAGEMENT II LLC

Incorporated on November 21, 2007, a Delaware limited liability company that is the general partner of Babson Mezzanine Realty Investors II LP. Barings LLC holds 100% of the ownership interest in this company.

BARINGS CORE PROPERTY FUND GP LLC

Hartford, Connecticut 06103

A Delaware limited liability company formed on September 13, 2006 which is the general partner of Barings Core Property Fund LP and is 100% owned by Barings LLC.

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CCM FUND I GP LLC

A Delaware limited liability company formed on January 13, 2010 that is the general partner of Cornerstone Core Mortgage Fund I LP. Barings LLC holds 100% of the membership interest in this company.

CCM VENTURE I GP LLC

A Delaware limited liability company formed on January 14, 2010 that is the general partner of Cornerstone Core Mortgage Venture I LP. Barings LLC holds 100% of the membership interest in this company.

CEMF I GP LLC

A Delaware limited liability company formed on September 21, 2010 which is the general partner of Cornerstone Enhanced Mortgage Fund I LP and is 100% owned by Barings LLC.

CHY VENTURE GP LLC

Delaware, U.S.A. – 5411451

A Delaware limited liability company formed on October 18, 2013 which is the general partner of Cornerstone High Yield Venture LP and is 100% owned by Barings LLC.

CLEARBRIDGE ENERGY MLP OPPORTUNITY FUND INC.

Incorporated as a corporation on April 5, 2011, and registered as a closed-end investment company under the Investment Company Act of 1940. Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company in the aggregate hold 34.3% of the mandatorily redeemable preferred shares of this company.

CLEARBRIDGE ENERGY MLP TOTAL RETURN FUND INC.

Incorporated as a corporation on April 10, 2012, and registered as a closed-end investment company under the Investment Company Act of 1940. Massachusetts Mutual Life Insurance Company holds 34.3% of the mandatorily redeemable preferred shares of this company.

CORNERSTONE APARTMENT VENTURE III LLC

A Delaware limited liability company formed on October 25, 2006 that acts as an investment vehicle for institutional investors to acquire interest in a portfolio. Barings LLC acts as the managing member of the company.

CORNERSTONE HOTEL FUND GP LLC

A Delaware limited liability company formed on October 15, 2007 which is the general partner of Cornerstone Hotel Income and Equity Fund II LP and is 100% owned by Barings LLC.

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CORNERSTONE /LAZ PARKING FUND GP LLC

A Delaware limited liability company formed on April 14, 2014 which is the general partner of Cornerstone/LAZ Parking Fund LP. Barings LLC holds 100% of the membership interest in this company.

CREF VIII GP LLC

A Delaware limited liability company formed on July 30, 2008 which is the general partner of Cornerstone Real Estate Fund VIII LP and is 100% owned by Barings LLC.

CREF X GP LLC

A Delaware limited liability company formed on April 14, 2014 which is the general partner of Cornerstone Real Estate Fund X LP. Barings LLC holds 100% of the membership interest in this company.

HANOVER/BABSON EQUITY INVESTORS MANAGER, LLC

Incorporated on September 22, 2004, a Delaware limited liability company that is the managing member of Hanover Babson Equity Investors LLC. Barings LLC holds 50% of the ownership interest in this company.

HANOVER PREFERRED FACILITY MANAGER LLC

Incorporated on December 2, 2007, a Delaware limited liability company that is the general partner of Hanover Preferred Facility LLC. Barings LLC holds 50% of the ownership interest in this company.

KAMAKURA LP

c/o Kamakura (GP) Ltd.

A Cayman Islands exempted limited partnership, incorporated on February 26, 2010. MassMutual Life Insurance Company (Japan) owns 100% of the limited partnership assets.

MML SERIES INVESTMENT FUND

A Massachusetts business trust that operates as an-open end management investment company.

MML SERIES INVESTMENT FUND II

A Massachusetts business trust that operates as an open-end management investment company.

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MASSMUTUAL PREMIER FUNDS

A Massachusetts business trust that operates as an open-end management investment company.

MASSMUTUAL SELECT FUNDS

A Massachusetts business trust that operates as an open-end management investment company.

NOVATION CO. INC.

Real estate investment company. Interest is 20.74%.

OX BODIES, INC.

Manufacturer of truck bodies and mining machinery. Interest is 26%.

SBNP SIA LLC

A Delaware limited liability company formed on August 20, 2013 in connection with an Annuity Contract Separate Investment Account and is 1% owned by Barings LLC and 99% by Massachusetts Mutual Life Insurance Company.

The following are investment-related special purpose entities of Barings LLC (“Barings”). All are 100% owned unless otherwise specified.

BABSON CAPITAL FLOATING RATE INCOME FUND MANAGEMENT, LLC

Delaware, U.S.A. – 4864959

BABSON GLOBAL LOAN FEEDER MANAGEMENT LLC

Delaware, U.S.A. – 5909432

BARING ASSET-BASED INCOME FUND (US) GP, LLC

Delaware, U.S.A. – 6399905

BARINGS CLO INVESTMENT PARTNERS GP, LLC

Delaware, U.S.A. – 5895167

BARINGS GLOBAL ENERGY INFRASTRUCTURE ADVISERS LLC

Delaware, U.S.A. –6187863

BARINGS NORTH AMERICAN PRIVATE LOAN FUND MANAGEMENT, LLC

Delaware, U.S.A. – 6131639

BARINGS TERO MANAGEMENT LLC

Delaware, U.S.A. – 5811459

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BENTON STREET ADVISORS, INC.

Cayman Islands – MC-186805

c/o Maples & Calder

GREAT LAKES III GP, LLC

Delaware, U.S.A. – 5254174

LAKE JACKSON LLC

Delaware, U.S.A. – 6339374

LOAN STRATEGIES MANAGEMENT LLC

Delaware, U.S.A. – 3917386

MEZZCO AUSTRALIA II

Delaware, U.S.A. – 5346304

MEZZCO AUSTRALIA LLC (72% owned by Barings LLC)

Delaware, U.S.A. – 4946891

MEZZCO LLC

Delaware, U.S.A. – 3582164

MEZZCO II LLC (98.4% owned by Barings LLC)

Delaware, U.S.A. – 4037580

MEZZCO III LLC (99.3% owned by Barings LLC)

Delaware, U.S.A. – 4557758

MEZZCO IV LLC

Delaware, U.S.A. – No number available

SOMERSET SPECIAL OPPORTUNITIES MANAGEMENT LLC

Delaware, U.S.A. – 4332016

The following are investment-related entities of Barings LLC (since the merger of Wood Creek Capital Management LLC into Barings LLC). MassMutual’s investment ownership is reflected.

CHASSIS ACQUISITION HOLDING LLC

A Delaware limited liability company formed on April 14, 2016. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 30%.

CRA AIRCRAFT HOLDING LLC

A Delaware limited liability company formed on October 25, 2016. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 40%.

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REMINGTON L&W HOLDINGS LLC

A Delaware limited liability company formed on September 30, 2016. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 66.3%

SOLAR ACQUISITION HOLDING LLC

A Delaware limited liability company formed on October 9, 2015. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 39.20%.

US PHARMACEUTICAL HOLDINGS I, LLC

A Delaware limited liability company formed on June 25, 2012. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 32.61%.

U.S. PHARMACEUTICAL HOLDINGS II, LLC

A Delaware limited liability company formed July 24 2015. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 42.6%.

VGS ACQUISITION HOLDING, LLC

A Delaware limited liability company formed on July 24, 2015. Barings LLC is the manager of this entity and MassMutual Holding LLC’s investment ownership is 33.33%.

The following are investment-related special purpose entities of Barings (U.K.) Limited.

ALMACK HOLDING PARTNERSHIP GP LIMITED

An English company that serves as a general partner of each of Almack Leveraged 1 LP, Almack Unleveraged 1 LP, Almack Leveraged 2 LP and Almack Unleveraged 2 LP.

ALMACK MEZZANINE FUND LIMITED

An English company that serves as general partner of Almack Mezzanine Founder LP and Almack Mezzanine I LP.

ALMACK MEZZANINE FUND II LIMITED

An English company that serves as general partner of Almack Mezzanine II Leveraged LP, Almack Mezzanine II Unleveraged LP and Almack Mezzanine Founder II LP.

ALMACK MEZZANINE GP III LIMITED

An English company that serves as general partner of Almack Mezzanine Investors III LP, Almack Mezzanine III LP and Almack Mezzanine Carry III LP, all the stock of which is owned by Barings (U.K.) Limited.

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BARINGS GPC GP S.À. R.L.

A private limited liability company domiciled in Luxembourg that serves as the general partner of Babson Global Credit Fund (LUX) SCSp, SICAV-SIF.

BARINGS INVESTMENT FUND (LUX) GP S.À.R.L.

A Luxembourg general partnership.

The following are investment-related special purpose entities of Barings Global Advisers Limited.

BABSON EUROPEAN DIRECT LENDING 1GP LLP

A limited liability partnership organized under the laws of England and Wales (99.9% owned by Barings Global Advisors Limited and 0.1% owned by Barings owned by Barings (U.K.) Limited.)

BCGSS 2 GP LLP

This entity is 90% owned by Barings Global Advisers Limited and 10% owned by Barings (U.K). Limited.

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II.	REGISTERED INVESTMENT COMPANY AFFILIATES

Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.

•	MassMutual Premier Funds, a Massachusetts business trust that operates as a management investment company. The majority of shares are owned by MassMutual.
•	MML Series Investment Fund, a Massachusetts business trust that operates as a management investment company. All shares issued by the Trust are owned by MassMutual and certain of its affiliates.
•	MML Series Investment Fund II, a Massachusetts business trust that operates as a management investment company. All shares issued by MML Series Investment Fund II are owned by MassMutual and certain of its affiliates.
•	MassMutual Select Funds, a Massachusetts business trust that operates as a management investment company. The majority of shares are owned by MassMutual.
•	Barings Participation Investors, formerly known as Babson Capital Participation Investors, Massachusetts business trust which operates as a closed-end investment company.
•	Barings Corporate Investors, formerly known as Babson Capital Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company.
•	Barings Global Short Duration High Yield Fund, formerly known as Babson Capital Global Short-Duration High Yield Fund, a Massachusetts business trust which operates as a closed-end investment company.
•	Barings Funds Trust, formerly known as Babson Capital Funds Trust, a Massachusetts business trust which operates as an open-end management investment company.
•	Barings Global Floating Rate Fund, formerly known as Babson Global Floating Rate Fund
•	Barings Global Credit Income Opportunities Fund, formerly known as Babson Global Credit Income Opportunities Fund
•	Barings Active Short Duration Bond Fund, formerly known as Babson Active Short Duration Bond fund
•	Barings Emerging Market Debt Blended Total Return Fund, formerly known as Babson Emerging Markets Debt Blended Total Return Fund
•	Barings Emerging Markets Local Currency Debt Fund, formerly known as Babson Emerging Markets Local Currency Debt Fund
•	Barings Global High Yield Fund, formerly known as Babson Global High Yield Fund
•	Barings U.S. High Yield Fund, formerly known as Babson U.S. High Yield Fund

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•	Barings Total Return Bond Fund, formerly known as Babson Total Return Bond Fund
•	Oppenheimer Capital Appreciation Fund
•	Oppenheimer Capital Income Fund
•	Oppenheimer Corporate Bond Fund
•	Oppenheimer Developing Markets Fund
•	Oppenheimer Discovery Fund
•	Oppenheimer Discovery Mid Cap Growth Fund
•	Oppenheimer Dividend Opportunity Fund
•	Oppenheimer Emerging Markets Innovators Fund
•	Oppenheimer Emerging Markets Local Debt Fund
•	Oppenheimer Equity Income Fund
•	Oppenheimer Global Fund
•	Oppenheimer Global High Yield Fund
•	Oppenheimer Global Multi-Alternatives Fund
•	Oppenheimer Global Multi-Asset Income Fund
•	Oppenheimer Global Multi-Asset Growth Fund
•	Oppenheimer Global Multi Strategies Fund
•	Oppenheimer Global Opportunities Fund

•	Oppenheimer Global Strategic Income Fund
•	Oppenheimer Global Real Estate Fund
•	Oppenheimer Global Value Fund
•	Oppenheimer Gold & Special Minerals Fund
•	Oppenheimer Government Cash Reserves
•	Oppenheimer Government Money Market Fund
•	Oppenheimer Integrity Funds
•	Oppenheimer Total Return Bond Fund
•	Oppenheimer International Bond Fund
•	Oppenheimer International Diversified Fund
•	Oppenheimer International Growth Fund
•	Oppenheimer International Growth and income Fund
•	Oppenheimer International Small-Mid Company Fund
•	Oppenheimer International Equity Fund
•	Oppenheimer Institutional Government Money Market Fund
•	Oppenheimer Limited-Term Bond Fund
•	Oppenheimer Limited-Term Government Fund
•	Oppenheimer Macquarie Global Infrastructure Fund
•	Oppenheimer Main Street Funds®
•	Oppenheimer Main Street Fund®
•	Oppenheimer Main Street All Cap Fund®
•	Oppenheimer Main Street Small Cap Fund®
•	Oppenheimer Main Street Mid-Cap Fund
•	Oppenheimer Master Event-Linked Bond Fund, LLC

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•	Oppenheimer Master Inflation Protected Securities Fund, LLC
•	Oppenheimer Master Loan Fund, LLC
•	Oppenheimer Multi-State Municipal Trust
•	Oppenheimer Rochester New Jersey Municipal Fund
•	Oppenheimer Rochester Pennsylvania Municipal Fund
•	Oppenheimer Rochester High Yield Municipal Fund
•	Oppenheimer Municipal Fund
•	Oppenheimer Rochester Limited Term Municipal Fund
•	Oppenheimer Portfolio Series
•	Active Allocation Fund
•	Conservative Investor Fund
•	Equity Investor Fund
•	Moderate Investor Fund
•	Oppenheimer Quest For Value Funds
•	Oppenheimer Fundamental Alternatives Fund
•	Oppenheimer Global Allocation Fund
•	Oppenheimer Mid-Cap Value Fund
•	Oppenheimer Real Estate Fund
•	Oppenheimer EFT Trust
•	Oppenheimer Emerging Markets Revenue ETF
•	Oppenheimer ESG Revenue ETF
•	Oppenheimer Financials Sector Revenue ETF
•	Oppenheimer Global ESG Revenue ETF
•	Oppenheimer Global Revenue ETF
•	Oppenheimer Large Cap Revenue ETF
•	Oppenheimer International Revenue ETF
•	Oppenheimer Mid Cap Revenue ETF
•	Oppenheimer Ultra Dividend Revenue ETF
•	Oppenheimer Financial Sector Revenue ETF
•	Oppenheimer Small Cap Revenue ETF
•	Oppenheimer Rising Dividends Fund
•	Oppenheimer Rochester AMT-Free Municipal Fund
•	Oppenheimer Rochester AMT-Free New York Municipal Fund
•	Oppenheimer Rochester Arizona Municipal Fund
•	Oppenheimer Rochester California Municipal Fund
•	Oppenheimer Rochester Fund Municipals
•	Oppenheimer Rochester Intermediate Term Municipal Fund
•	Oppenheimer Rochester Limited Term California Municipal Fund
•	Oppenheimer Rochester Short Duration High Yield Fund
•	Oppenheimer Rochester Maryland Municipal Fund
•	Oppenheimer Rochester Massachusetts Municipal Fund
•	Oppenheimer Rochester Michigan Municipal Fund
•	Oppenheimer Rochester Minnesota Municipal Fund

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•	Oppenheimer Rochester North Carolina Municipal Fund
•	Oppenheimer Rochester Ohio Municipal Fund
•	Oppenheimer Rochester Short Term Municipal Fund
•	Oppenheimer Rochester Virginia Municipal Fund
•	Oppenheimer Senior Floating Rate Fund
•	Oppenheimer Senior Floating Rate Plus Fund
•	Oppenheimer Series Fund
•	Oppenheimer Value Fund
•	Oppenheimer Small Cap Value Fund
•	Oppenheimer SteelPath MLP Funds Trust (consisting of the following 4 series):
•	Oppenheimer SteelPath MLP Alpha Fund
•	Oppenheimer SteelPath MLP Alpha Plus Fund
•	Oppenheimer SteelPath MLP Income Fund
•	Oppenheimer SteelPath MLP Select 40 Fund
•	Oppenheimer Ultra-Short Duration Fund
•	Oppenheimer SteelPath Panoramic Fund
•	Oppenheimer SteelPath MLP & Energy Infrastructure Fund
•	Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA
•	Oppenheimer Conservative Balanced Fund/VA
•	Oppenheimer Total Return Bond Fund/VA
•	Oppenheimer Discovery Mid Cap Growth Fund/VA
•	Oppenheimer Equity Income Fund/VA
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Multi-Alternatives Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer Main Street Fund/VA
•	Oppenheimer Main Street Small Cap Fund/VA
•	Oppenheimer Government Money Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Rochester Portfolio Series
•	Oppenheimer Rochester Limited Term New York Municipal Fund

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III Cayman Island Exempt Limited Liability Companies, wholly owned by entities that re not themselves SEC registered funds. Each SEC registered fund parent may invest up to 25% of its total assets in its respective Cayman Fund Subsidiary. OFI Global serves as the Investment Advisor and PFI serves as the Subadvisor:

a. Oppenheimer Capital Income Fund (Cayman) Ltd.

b. Oppenheimer Fundamental Alternatives Fund (Cayman) Ltd.

c. Oppenheimer Global Allocation Fund (Cayman) Ltd.

(a wholly owned subsidiary of Oppenheimer Global Allocation Fund)

d. Oppenheimer Global Multi Strategies Fund (Cayman) Ltd.

(a wholly owned subsidiary of Oppenheimer Global Multi Strategies Fund)

e. Oppenheimer Global Strategic Income Fund (Cayman) Ltd.

(a wholly owned subsidiary of Oppenheimer Global Strategic Income Fund)

f. Oppenheimer Global Strategic Income Fund/VA (Cayman) Ltd.

(a wholly owned subsidiary of Oppenheimer Global Strategic Income Fund/VA)

g. Oppenheimer Gold and Special Minerals Fund (Cayman) Ltd.

(a wholly owned subsidiary of Oppenheimer Gold & Special Minerals Fund)

h. Oppenheimer Global High Yield Fund (Cayman) Ltd.

i. Oppenheimer Global Multi-Alternatives/VA Fund (Cayman) Ltd.

j. Oppenheimer International Bond Fund (Cayman) Ltd.

Item 29.	Indemnification

MassMutual directors and officers are indemnified under Article V of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c) any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.	Principal Underwriters

(a)	MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies/certificates sold by its registered representatives and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, and Massachusetts Mutual Variable Life Separate Account II.

(b)	MMLIS and MSD are the principal underwriters for this policy. Prior to April 1, 2014, MML Distributors, LLC (“MML Distributors”) served as a principal underwriter of the policy offered pursuant to this registration statement and sold by registered representatives of the other broker-dealers with whom it had entered into distribution agreements (“Distribution Agreements”). Effective April 1, 2014, MSD replaced MML Distributors in all such Distribution Agreements for this policy. The following people are officers and directors of MMLIS, officers and directors of MSD and officers and member representatives of MML Distributors:

OFFICERS AND DIRECTORS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address
John Vaccaro	Chief Executive Officer, Director (Chairman of the Board)	*
Wendy Benson	President, Director	*
Michael Fanning	Director	*
Elizabeth Ward	Director	*
Mark Kaye William F. Monroe, Jr.	Director Vice President, Chief Operating Officer	* *
Nathan Hall	Chief Financial Officer, Treasurer and Assistant Vice President	*
Joseph Olesky	Controller	*
Christine Frederick	Chief Compliance Office	*
Robert S. Rosenthal	Chief Legal Officer, Vice President, and Secretary	*
Thomas Bauer	Chief Technology Officer	*
Laura Perlotto	Assistant Vice President and AML Compliance Officer	*
Susan Scanlon	Deputy Chief Compliance Officer	**
James P. Puhala	Deputy Chief Compliance Officer	*
Mark Viviano	Co-Chief Operations Officer and Assistant Vice President	**
Mark Larose	Co-Chief Operations Officer and Assistant Vice President	*
Kenneth M. Rickson	Vice President and Field Risk Officer	*
Paul Lapiana	Vice President, Agency Field Force Supervisor	11215 North Community House Rd, Charlotte, NC 28277
David Holtzer	Field Risk Officer	11215 North Community House Rd, Charlotte, NC 28277
Edward K. Duch, III	Assistant Secretary	*
Alyssa M. O’Connor	Assistant Secretary	*
Amy Francella	Assistant Secretary	470 Atlantic Avenue Boston, MA 02110
Bruce C. Frisbie	Assistant Treasurer	**
Kevin LaComb	Assistant Treasurer	*
Todd Picken	Assistant Treasurer	*
David Mink	Vice President	11215 North Community House Rd, Charlotte, NC 28277
Mary B. Wilkinson	Vice President	11215 North Community House Rd, Charlotte, NC 28277
Mario Morton	Assistant Vice President and Registration Manager	*
Anthony Frogameni	Assistant Vice President and Chief Privacy Officer	*
Mathew Verdi	Assistant Vice President	*
Delphine Soucie	Assistant Vice President
Kathy Rogers	Continuing Education Officer
David Cove	Regional Assistant Vice President
Nick DeLuca	Regional Assistant Vice President	1101 North Black Canyon Highway PH30 Phoenix, AZ 85209
Sean Murphy	Regional Assistant Vice President	*
Michelle Pedigo	Regional Assistant Vice President	*
John Rogan	Regional Assistant Vice President	*
Jack Yvon	Regional Assistant Vice President	*
Julie Davis	Regional Assistant Vice President	*
Craig Waddington	Variable Life Product Distribution Officer; and Variable Annuity Product Distribution Officer	*
Michael Dunn	Worksite Product Distribution Officer	**

*	1295 State Street, Springfield, MA 01111-0001
**	100 Bright Meadow Boulevard, Enfield, CT 06082-1981

OFFICERS AND MEMBER REPRESENTATIVES OF MML STRATEGIC DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address
Wietsma, Eric	Chairman of the Board, Chief Executive Officer and President	*
Duch, III, Edward K.	Assistant Secretary	**
Hall, Nathan	Chief Financial Officer and Treasurer	**
Morton, Mario	Registration Manager	**
O’Connor, Alyssa	Assistant Secretary	**
Rosenthal, Robert S.	Chief Legal Officer, Secretary and Vice President	**
Scanlon, Susan	Chief Compliance Officer	*
Perlotto, Laura	Assistant Vice President and AML Compliance Officer	**
Ward, Elizabeth	Director	**
Waddington, Craig	Variable Life Product Distribution Officer; and Variable Annuity Product Distribution Officer	**

*	100 Bright Meadow Boulevard, Enfield, CT 06082-1981
**	1295 State Street, Springfield, MA 01111-0001

OFFICERS AND MEMBER REPRESENTATIVES OF MML DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address
Eric Wietsma	Chief Executive Officer and President	*
Nathan Hall	Chief Financial Officer and Treasurer	*
Michael Fanning	Member Representative	*
Robert S. Rosenthal	Vice President, Chief Legal Officer, and Secretary	*
Alyssa O’Connor	Assistant Secretary	*
Kevin LaComb	Assistant Treasurer	*
Edward K. Duch, III	Assistant Secretary	*
Susan Scanlon	Chief Compliance Officer	*
Barbara Upton	Assistant Vice President and Continuing Education Officer	**
Stephen Alibozek	Entity Contracting Officer	*
Brian Haendiges	Vice President	**
Donna Watson	Assistant Treasurer	**
Bruce C. Frisbie	Assistant Treasurer	*
Todd Picken	Assistant Treasurer	*
H. Bradford Hoffman	Chief Risk Officer	*
Mario Morton	Registration Manager	*
Michael Dunn	Worksite Product Distribution Officer	**
Aruna Hobbs	Vice President	*One Marina Parke Avenue Boston, MA 02210
Tina Wilson	Vice President	**
Teresa Hassara	Vice President	**

*	1295 State Street, Springfield, MA 01111-0001
**	100 Bright Meadow Boulevard, Enfield, CT 06082-1981

(c) Compensation From the Registrant

For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Underwriters” section of the Statement of Additional Information.

Item 31.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111.

Item 32.	Management Services

Not Applicable

Item 33.	Fee Representation

REPRESENTATION UNDER SECTION 26(f)2(A) OF

THE INVESTMENT COMPANY ACT OF 1940

With respect to the policy described in this Registration Statement, Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the flexible premium, adjustable, variable universal life insurance policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 28 to Registration Statement No. 333-50410 under Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Springfield and the Commonwealth of Massachusetts on the 21st day of November, 2017.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I

                                                         (Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                                             (Depositor)

By:	ROGER W. CRANDALL*
Roger W. Crandall President and Chief Executive Officer (principal executive officer) Massachusetts Mutual Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment No. 28 to Registration Statement No. 333-50410 has been signed by the following persons, as officers and directors of the Depositor, in the capacities and on the dates indicated.

Signature**	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer	November 20, 2017
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	November 20, 2017
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Chief Accounting Officer and Corporate Controller	November 20, 2017
Sean Newth	(principal accounting officer)

MARK T. BERTOLINI *	Director	November 20, 2017
Mark T. Bertolini

KAREN H. BECHTEL *	Director	November 20, 2017
Karen H. Betchel

KATHLEEN A. CORBET *	Director	November 20, 2017
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT, JR. *	Director	November 20, 2017
James H. DeGraffenreidt, Jr.

ROBERT A. ESSNER *	Director	November 20, 2017
Robert A. Essner

ISABELLA D. GOREN *	Director	November 20, 2017
Isabella D. Goren

JEFFREY M. LEIDEN *	Director	November 20, 2017
Jeffrey M. Leiden

Director
Marc F. Racicot

LAURA J. SEN *	Director	November 20, 2017
Laura J. Sen

WILLIAM T. SPITZ *	Director	November 20, 2017
William T. Spitz

H. TODD STITZER *	Director	November 20, 2017
H. Todd Stitzer

/s/ GARY F. MURTAGH
* Gary F. Murtagh
Attorney-in-Fact pursuant to Powers of Attorney

** MAJORITY OF DIRECTORS

INDEX TO EXHIBITS

 Exhibit No.             Exhibit

 Exhibit 99.26(g)     Reinsurance Contracts:

 vii.  2.    MM Modified Coinsurance Agreement Dated December 29, 2016.

(Portions of this exhibit have been omitted pursuant to a request for confidential treatment filed with the SEC on November 21, 2017.)

 Exhibit 99.26(n)      i.     Auditor Consents:

            • Company Financial Statements

            • Separate Account Financial Statements

           iii.   Power of Attorney for:

            • Sean Newth